Insurance revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Amounts relating to the changes in liabilities for remaining coverage:
Insurance revenue	£ 1,450	£ 1,260	[1]	£ 1,201	[1]
Life
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	160	145		100
Change in risk adjustments for non-financial risk for risk expired	30	49		54
Expected incurred claims and other insurance services expenses	955	819		877
Charges (credits) to funds in respect of policyholder tax and other	20	(66)		(162)
Recovery of insurance acquisition cash flows	40	48		38
Insurance revenue	1,205	995		907
Non-life
Amounts relating to the changes in liabilities for remaining coverage:
Insurance revenue	£ 245	£ 265		£ 294

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.